Significant Accounting Policies - Summary of Projected Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 4,014	$ 3,351	$ 2,792
Service cost	723	838	759
Interest cost	(74)	(51)	29
Actuarial (gain)/loss	597	157	289
Benefits paid	(184)	(64)	(543)
Other	(574)	0	254
Foreign currency translation adjustment	(117)	(217)	(229)
Projected benefit obligation at end of year	$ 4,385	$ 4,014	$ 3,351
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense